Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GuideStone Funds
Entity Central Index Key	0001131013
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
MyDestination 2015 Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	MyDestination 2015 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2015 Fund (Institutional Class/GMTYX)	$ 6	0.11%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 762,490,100
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 762,490,100
Total number of portfolio holdings	34
Portfolio turnover rate for the period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	33.6%
GuideStone Equity Index Fund	18.9%
GuideStone Low-Duration Bond Fund	10.2%
GuideStone International Equity Index Fund	7.6%
GuideStone Defensive Market Strategies ® Fund	7.5%
GuideStone Global Bond Fund	5.7%
GuideStone Emerging Markets Equity Fund	3.6%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 3.55%	1.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rou nding
to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	33.6%
GuideStone Equity Index Fund	18.9%
GuideStone Low-Duration Bond Fund	10.2%
GuideStone International Equity Index Fund	7.6%
GuideStone Defensive Market Strategies ® Fund	7.5%
GuideStone Global Bond Fund	5.7%
GuideStone Emerging Markets Equity Fund	3.6%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 3.55%	1.3%

MyDestination 2015 Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	MyDestination 2015 Fund
Class Name	INVESTOR
Trading Symbol	GMTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2015 Fund (Investor Class/GMTZX)	$ 20	0.40%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 762,490,100
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 762,490,100
Total number of portfolio holdings	34
Portfolio turnover rate for the period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	33.6%
GuideStone Equity Index Fund	18.9%
GuideStone Low-Duration Bond Fund	10.2%
GuideStone International Equity Index Fund	7.6%
GuideStone Defensive Market Strategies ® Fund	7.5%
GuideStone Global Bond Fund	5.7%
GuideStone Emerging Markets Equity Fund	3.6%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 3.55%	1.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	33.6%
GuideStone Equity Index Fund	18.9%
GuideStone Low-Duration Bond Fund	10.2%
GuideStone International Equity Index Fund	7.6%
GuideStone Defensive Market Strategies ® Fund	7.5%
GuideStone Global Bond Fund	5.7%
GuideStone Emerging Markets Equity Fund	3.6%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 3.55%	1.3%

MyDestination 2025 Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	MyDestination 2025 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2025 Fund (Institutional Class/GMWYX)	$ 5	0.10%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 2,196,253,947
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,196,253,947
Total number of portfolio holdings	35
Portfolio turnover rate for the period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	10.8%
GuideStone Defensive Market Strategies ® Fund	9.3%
GuideStone Low-Duration Bond Fund	5.4%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	3.2%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Money Market Fund, 3.55%	1.2%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	10.8%
GuideStone Defensive Market Strategies ® Fund	9.3%
GuideStone Low-Duration Bond Fund	5.4%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	3.2%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Money Market Fund, 3.55%	1.2%
GuideStone Strategic Alternatives Fund	1.0%

MyDestination 2025 Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	MyDestination 2025 Fund
Class Name	INVESTOR
Trading Symbol	GMWZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2025 Fund (Investor Class/GMWZX)	$ 20	0.40%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 2,196,253,947
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,196,253,947
Total number of portfolio holdings	35
Portfolio turnover rate for the period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	10.8%
GuideStone Defensive Market Strategies ® Fund	9.3%
GuideStone Low-Duration Bond Fund	5.4%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	3.2%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Money Market Fund, 3.55%	1.2%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	10.8%
GuideStone Defensive Market Strategies ® Fund	9.3%
GuideStone Low-Duration Bond Fund	5.4%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	3.2%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Money Market Fund, 3.55%	1.2%
GuideStone Strategic Alternatives Fund	1.0%

MyDestination 2035 Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	MyDestination 2035 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2035 Fund (Institutional Class/GMHYX)	$ 6	0.11%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 2,622,538,441
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,622,538,441
Total number of portfolio holdings	35
Portfolio turnover rate for the period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.9%
GuideStone Medium-Duration Bond Fund	23.9%
GuideStone International Equity Index Fund	15.7%
GuideStone Defensive Market Strategies ® Fund	8.0%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	4.5%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.9%
GuideStone Medium-Duration Bond Fund	23.9%
GuideStone International Equity Index Fund	15.7%
GuideStone Defensive Market Strategies ® Fund	8.0%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	4.5%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Strategic Alternatives Fund	1.0%

MyDestination 2035 Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	MyDestination 2035 Fund
Class Name	INVESTOR
Trading Symbol	GMHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2035 Fund (Investor Class/GMHZX)	$ 19	0.37%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 2,622,538,441
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,622,538,441
Total number of portfolio holdings	35
Portfolio turnover rate for the period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.9%
GuideStone Medium-Duration Bond Fund	23.9%
GuideStone International Equity Index Fund	15.7%
GuideStone Defensive Market Strategies ® Fund	8.0%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	4.5%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.9%
GuideStone Medium-Duration Bond Fund	23.9%
GuideStone International Equity Index Fund	15.7%
GuideStone Defensive Market Strategies ® Fund	8.0%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	4.5%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Strategic Alternatives Fund	1.0%

MyDestination 2045 Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	MyDestination 2045 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
MyDestination 2045 Fund (Institutional Class/GMYYX)	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 2,333,090,867
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,333,090,867
Total number of portfolio holdings	10
Portfolio turnover rate for the period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	21.7%
GuideStone Medium-Duration Bond Fund	10.6%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.6%
GuideStone Defensive Market Strategies ® Fund	4.0%
GuideStone Global Bond Fund	2.7%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 3.55%	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	21.7%
GuideStone Medium-Duration Bond Fund	10.6%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.6%
GuideStone Defensive Market Strategies ® Fund	4.0%
GuideStone Global Bond Fund	2.7%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 3.55%	1.2%

MyDestination 2045 Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	MyDestination 2045 Fund
Class Name	INVESTOR
Trading Symbol	GMFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
MyDestination 2045 Fund (Investor Class/GMFZX)	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 2,333,090,867
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,333,090,867
Total number of portfolio holdings	10
Portfolio turnover rate for the period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	21.7%
GuideStone Medium-Duration Bond Fund	10.6%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.6%
GuideStone Defensive Market Strategies ® Fund	4.0%
GuideStone Global Bond Fund	2.7%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 3.55%	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	21.7%
GuideStone Medium-Duration Bond Fund	10.6%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.6%
GuideStone Defensive Market Strategies ® Fund	4.0%
GuideStone Global Bond Fund	2.7%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 3.55%	1.2%

MyDestination 2055 Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	MyDestination 2055 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
MyDestination 2055 Fund (Institutional Class/GMGYX)	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 1,138,407,681
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,138,407,681
Total number of portfolio holdings	10
Portfolio turnover rate for the period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.8%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.5%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Medium-Duration Bond Fund	4.7%
GuideStone Defensive Market Strategies ® Fund	3.5%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Global Bond Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.8%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.5%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Medium-Duration Bond Fund	4.7%
GuideStone Defensive Market Strategies ® Fund	3.5%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Global Bond Fund	1.2%

MyDestination 2055 Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	MyDestination 2055 Fund
Class Name	INVESTOR
Trading Symbol	GMGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
MyDestination 2055 Fund (Investor Class/GMGZX)	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,138,407,681
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,138,407,681
Total number of portfolio holdings	10
Portfolio turnover rate for the period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.8%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.5%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Medium-Duration Bond Fund	4.7%
GuideStone Defensive Market Strategies ® Fund	3.5%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Global Bond Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.8%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.5%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Medium-Duration Bond Fund	4.7%
GuideStone Defensive Market Strategies ® Fund	3.5%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Global Bond Fund	1.2%

MyDestination 2065 Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	MyDestination 2065 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2065 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2065 Fund (Institutional Class/GMMYX)	$ 9	0.17%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 194,698,474
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 194,698,474
Total number of portfolio holdings	10
Portfolio turnover rate for the period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.4%
GuideStone International Equity Index Fund	24.5%
GuideStone Emerging Markets Equity Fund	6.6%
GuideStone Small Cap Equity Fund	6.4%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Defensive Market Strategies ® Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.1%
GuideStone Global Bond Fund	0.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.4%
GuideStone International Equity Index Fund	24.5%
GuideStone Emerging Markets Equity Fund	6.6%
GuideStone Small Cap Equity Fund	6.4%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Defensive Market Strategies ® Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.1%
GuideStone Global Bond Fund	0.8%

MyDestination 2065 Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	MyDestination 2065 Fund
Class Name	INVESTOR
Trading Symbol	GMMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2065 Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2065 Fund (Investor Class/GMMZX)	$ 24	0.47%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 194,698,474
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 194,698,474
Total number of portfolio holdings	10
Portfolio turnover rate for the period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.4%
GuideStone International Equity Index Fund	24.5%
GuideStone Emerging Markets Equity Fund	6.6%
GuideStone Small Cap Equity Fund	6.4%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Defensive Market Strategies ® Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.1%
GuideStone Global Bond Fund	0.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.4%
GuideStone International Equity Index Fund	24.5%
GuideStone Emerging Markets Equity Fund	6.6%
GuideStone Small Cap Equity Fund	6.4%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Defensive Market Strategies ® Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.1%
GuideStone Global Bond Fund	0.8%

Conservative Allocation Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GCAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Institutional Class/GCAYX)	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 409,012,112
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 409,012,112
Total number of portfolio holdings	15
Portfolio turnover rate for the period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	39.9%
GuideStone Low-Duration Bond Fund	15.2%
GuideStone Defensive Market Strategies ® Fund	5.7%
GuideStone International Equity Fund	5.4%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Global Bond Fund	4.9%
GuideStone Growth Equity Index Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Value Equity Index Fund	3.8%
GuideStone Growth Equity Fund	3.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	39.9%
GuideStone Low-Duration Bond Fund	15.2%
GuideStone Defensive Market Strategies ® Fund	5.7%
GuideStone International Equity Fund	5.4%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Global Bond Fund	4.9%
GuideStone Growth Equity Index Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Value Equity Index Fund	3.8%
GuideStone Growth Equity Fund	3.3%

Conservative Allocation Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	INVESTOR
Trading Symbol	GFIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Investor Class/GFIZX)	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 409,012,112
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 409,012,112
Total number of portfolio holdings	15
Portfolio turnover rate for the period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	39.9%
GuideStone Low-Duration Bond Fund	15.2%
GuideStone Defensive Market Strategies ® Fund	5.7%
GuideStone International Equity Fund	5.4%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Global Bond Fund	4.9%
GuideStone Growth Equity Index Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Value Equity Index Fund	3.8%
GuideStone Growth Equity Fund	3.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	39.9%
GuideStone Low-Duration Bond Fund	15.2%
GuideStone Defensive Market Strategies ® Fund	5.7%
GuideStone International Equity Fund	5.4%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Global Bond Fund	4.9%
GuideStone Growth Equity Index Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Value Equity Index Fund	3.8%
GuideStone Growth Equity Fund	3.3%

Balanced Allocation Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Balanced Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GBAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Allocation Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Institutional Class/GBAYX)	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 1,328,676,671
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,328,676,671
Total number of portfolio holdings	15
Portfolio turnover rate for the period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone International Equity Fund	10.7%
GuideStone Defensive Market Strategies ® Fund	8.7%
GuideStone Growth Equity Index Fund	8.0%
GuideStone Global Bond Fund	7.9%
GuideStone Value Equity Index Fund	6.8%
GuideStone Growth Equity Fund	5.4%
GuideStone Emerging Markets Equity Fund	4.7%
GuideStone Value Equity Fund	4.2%
GuideStone Strategic Alternatives Fund	4.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone International Equity Fund	10.7%
GuideStone Defensive Market Strategies ® Fund	8.7%
GuideStone Growth Equity Index Fund	8.0%
GuideStone Global Bond Fund	7.9%
GuideStone Value Equity Index Fund	6.8%
GuideStone Growth Equity Fund	5.4%
GuideStone Emerging Markets Equity Fund	4.7%
GuideStone Value Equity Fund	4.2%
GuideStone Strategic Alternatives Fund	4.0%

Balanced Allocation Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Balanced Allocation Fund
Class Name	INVESTOR
Trading Symbol	GGIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Allocation Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Investor Class/GGIZX)	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 1,328,676,671
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,328,676,671
Total number of portfolio holdings	15
Portfolio turnover rate for the period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone International Equity Fund	10.7%
GuideStone Defensive Market Strategies ® Fund	8.7%
GuideStone Growth Equity Index Fund	8.0%
GuideStone Global Bond Fund	7.9%
GuideStone Value Equity Index Fund	6.8%
GuideStone Growth Equity Fund	5.4%
GuideStone Emerging Markets Equity Fund	4.7%
GuideStone Value Equity Fund	4.2%
GuideStone Strategic Alternatives Fund	4.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone International Equity Fund	10.7%
GuideStone Defensive Market Strategies ® Fund	8.7%
GuideStone Growth Equity Index Fund	8.0%
GuideStone Global Bond Fund	7.9%
GuideStone Value Equity Index Fund	6.8%
GuideStone Growth Equity Fund	5.4%
GuideStone Emerging Markets Equity Fund	4.7%
GuideStone Value Equity Fund	4.2%
GuideStone Strategic Alternatives Fund	4.0%

Moderately Aggressive Allocation Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Moderately Aggressive Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Institutional Class/GGRYX)	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 1,295,302,478
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,295,302,478
Total number of portfolio holdings	15
Portfolio turnover rate for the period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	17.0%
GuideStone Growth Equity Index Fund	15.7%
GuideStone Value Equity Index Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Emerging Markets Equity Fund	8.5%
GuideStone Growth Equity Fund	8.4%
GuideStone Value Equity Fund	7.2%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies ® Fund	2.7%
GuideStone Global Real Estate Securities Fund	2.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	17.0%
GuideStone Growth Equity Index Fund	15.7%
GuideStone Value Equity Index Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Emerging Markets Equity Fund	8.5%
GuideStone Growth Equity Fund	8.4%
GuideStone Value Equity Fund	7.2%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies ® Fund	2.7%
GuideStone Global Real Estate Securities Fund	2.1%

Moderately Aggressive Allocation Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Moderately Aggressive Allocation Fund
Class Name	INVESTOR
Trading Symbol	GCOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Investor Class/GCOZX)	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,295,302,478
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,295,302,478
Total number of portfolio holdings	15
Portfolio turnover rate for the period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the tota
l net assets
of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	17.0%
GuideStone Growth Equity Index Fund	15.7%
GuideStone Value Equity Index Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Emerging Markets Equity Fund	8.5%
GuideStone Growth Equity Fund	8.4%
GuideStone Value Equity Fund	7.2%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies ® Fund	2.7%
GuideStone Global Real Estate Securities Fund	2.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	17.0%
GuideStone Growth Equity Index Fund	15.7%
GuideStone Value Equity Index Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Emerging Markets Equity Fund	8.5%
GuideStone Growth Equity Fund	8.4%
GuideStone Value Equity Fund	7.2%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies ® Fund	2.7%
GuideStone Global Real Estate Securities Fund	2.1%

Aggressive Allocation Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GAGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Institutional Class/GAGYX)	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 1,303,575,880
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,303,575,880
Total number of portfolio holdings	8
Portfolio turnover rate for the period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Growth Equity Index Fund	18.3%
GuideStone Value Equity Index Fund	16.2%
GuideStone Emerging Markets Equity Fund	11.7%
GuideStone Growth Equity Fund	11.7%
GuideStone Value Equity Fund	9.7%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Money Market Fund, 3.55%	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Growth Equity Index Fund	18.3%
GuideStone Value Equity Index Fund	16.2%
GuideStone Emerging Markets Equity Fund	11.7%
GuideStone Growth Equity Fund	11.7%
GuideStone Value Equity Fund	9.7%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Money Market Fund, 3.55%	0.9%

Aggressive Allocation Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	INVESTOR
Trading Symbol	GGBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Investor Class/GGBZX)	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 1,303,575,880
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,303,575,880
Total number of portfolio holdings	8
Portfolio turnover rate for the period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Growth Equity Index Fund	18.3%
GuideStone Value Equity Index Fund	16.2%
GuideStone Emerging Markets Equity Fund	11.7%
GuideStone Growth Equity Fund	11.7%
GuideStone Value Equity Fund	9.7%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Money Market Fund, 3.55%	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Growth Equity Index Fund	18.3%
GuideStone Value Equity Index Fund	16.2%
GuideStone Emerging Markets Equity Fund	11.7%
GuideStone Growth Equity Fund	11.7%
GuideStone Value Equity Fund	9.7%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Money Market Fund, 3.55%	0.9%

Money Market Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Money Market Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Institutional Class/GMYXX)	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,972,136,377
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,972,136,377
Total number of portfolio holdings	155

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. MATURITY TABLE
Money Market Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	INVESTOR
Trading Symbol	GMZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Money Market Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Investor Class/GMZXX)	$ 20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 1,972,136,377
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,972,136,377
Total number of portfolio holdings	155

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. MATURITY TABLE
Low-Duration Bond Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Low-Duration Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GLDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Institutional Class/GLDYX)	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 880,994,821
Holdings Count | Holding	1,525
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 880,994,821
Total number of portfolio holdings	1,525
Portfolio turnover rate for the period	98%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Low-Duration Bond Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Low-Duration Bond Fund
Class Name	INVESTOR
Trading Symbol	GLDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Investor Class/GLDZX)	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 880,994,821
Holdings Count | Holding	1,525
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 880,994,821
Total number of portfolio holdings	1,525
Portfolio turnover rate for the period	98%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Medium-Duration Bond Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Medium-Duration Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Institutional Class/GMDYX)	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 3,840,493,205
Holdings Count | Holding	3,114
Investment Company, Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 3,840,493,205
Total number of portfolio holdings	3,114
Portfolio turnover rate for the period	193%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Medium-Duration Bond Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Medium-Duration Bond Fund
Class Name	INVESTOR
Trading Symbol	GMDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Investor Class/GMDZX)	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 3,840,493,205
Holdings Count | Holding	3,114
Investment Company, Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 3,840,493,205
Total number of portfolio holdings	3,114
Portfolio turnover rate for the period	193%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Global Bond Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Bond Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Institutional Class/GGBEX)	$ 27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 730,768,392
Holdings Count | Holding	2,120
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 730,768,392
Total number of portfolio holdings	2,120
Portfolio turnover rate for the period	71%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Global Bond Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	INVESTOR
Trading Symbol	GGBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Bond Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Investor Class/GGBFX)	$ 43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 730,768,392
Holdings Count | Holding	2,120
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 730,768,392
Total number of portfolio holdings	2,120
Portfolio turnover rate for the period	71%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Impact Bond Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Impact Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Bond Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Impact Bond Fund (Institutional Class/GMBYX)	$ 24	0.48%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 95,889,778
Holdings Count | Holding	176
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 95,889,778
Total number of portfolio holdings	176
Portfolio turnover rate for the period	52%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Impact Bond Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Impact Bond Fund
Class Name	INVESTOR
Trading Symbol	GMBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Bond Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Impact Bond Fund (Investor Class/GMBZX)	$ 37	0.75%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 37	[1]
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 95,889,778
Holdings Count | Holding	176
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 95,889,778
Total number of portfolio holdings	176
Portfolio turnover rate for the period	52%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Defensive Market Strategies ® Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Defensive Market Strategies ® Fund
Class Name	INSTITUTIONAL
Trading Symbol	GDMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defensive Market Strategies ® Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Institutional Class/GDMYX)	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 1,278,300,542
Holdings Count | Holding	198
Investment Company, Portfolio Turnover	238.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,278,300,542
Total number of portfolio holdings	198
Portfolio turnover rate for the period	238%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
Defensive Market Strategies ® Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Defensive Market Strategies ® Fund
Class Name	INVESTOR
Trading Symbol	GDMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defensive Market Strategies ® Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Investor Class/GDMZX)	$ 47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 1,278,300,542
Holdings Count | Holding	198
Investment Company, Portfolio Turnover	238.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,278,300,542
Total number of portfolio holdings	198
Portfolio turnover rate for the period	238%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
Equity Index Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Index Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Institutional Class/GEQYX)	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 6,648,172,564
Holdings Count | Holding	483
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 6,648,172,564
Total number of portfolio holdings	483
Portfolio turnover rate for the period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Equity Index Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GEQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Index Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Investor Class/GEQZX)	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 6,648,172,564
Holdings Count | Holding	483
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 6,648,172,564
Total number of portfolio holdings	483
Portfolio turnover rate for the period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Value Equity Index Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Value Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GVIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Index Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Value Equity Index Fund (Institutional Class/GVIYX)	$ 12	0.22%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.22%	[1]
Net Assets	$ 595,655,689
Holdings Count | Holding	747
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 595,655,689
Total number of portfolio holdings	747
Portfolio turnover rate for the period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Value Equity Index Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Value Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GVIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Index Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Value Equity Index Fund (Investor Class/GVIZX)	$ 27	0.50%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 595,655,689
Holdings Count | Holding	747
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 595,655,689
Total number of portfolio holdings	747
Portfolio turnover rate for the period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Value Equity Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Value Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GVEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Institutional Class/GVEYX)	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 877,800,645
Holdings Count | Holding	134
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 877,800,645
Total number of portfolio holdings	134
Portfolio turnover rate for the period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Value Equity Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Value Equity Fund
Class Name	INVESTOR
Trading Symbol	GVEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Investor Class/GVEZX)	$ 47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 877,800,645
Holdings Count | Holding	134
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 877,800,645
Total number of portfolio holdings	134
Portfolio turnover rate for the period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Growth Equity Index Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Growth Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Index Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Index Fund (Institutional Class/GEIYX)	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 788,880,435
Holdings Count | Holding	357
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 788,880,435
Total number of portfolio holdings	357
Portfolio turnover rate for the period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Growth Equity Index Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Growth Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GEIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Index Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Index Fund (Investor Class/GEIZX)	$ 26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 788,880,435
Holdings Count | Holding	357
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 788,880,435
Total number of portfolio holdings	357
Portfolio turnover rate for the period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Growth Equity Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Growth Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Institutional Class/GGEYX)	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 1,525,758,275
Holdings Count | Holding	126
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,525,758,275
Total number of portfolio holdings	126
Portfolio turnover rate for the period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Growth Equity Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Growth Equity Fund
Class Name	INVESTOR
Trading Symbol	GGEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Investor Class/GGEZX)	$ 45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 1,525,758,275
Holdings Count | Holding	126
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,525,758,275
Total number of portfolio holdings	126
Portfolio turnover rate for the period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net as
s
ets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Small Cap Equity Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Equity Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Institutional Class/GSCYX)	$ 47	0.86%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 1,047,485,912
Holdings Count | Holding	834
Investment Company, Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,047,485,912
Total number of portfolio holdings	834
Portfolio turnover rate for the period	162%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Small Cap Equity Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Fund
Class Name	INVESTOR
Trading Symbol	GSCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Equity Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Investor Class/GSCZX)	$ 62	1.14%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
Net Assets	$ 1,047,485,912
Holdings Count | Holding	834
Investment Company, Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,047,485,912
Total number of portfolio holdings	834
Portfolio turnover rate for the period	162%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

International Equity Index Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GIIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Index Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Institutional Class/GIIYX)	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 2,078,240,375
Holdings Count | Holding	520
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,078,240,375
Total number of portfolio holdings	520
Portfolio turnover rate for the period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.2%
Industrials	17.8%
Information Technology	11.4%
Health Care	9.2%
Consumer Discretionary	7.8%
Materials	6.1%
Consumer Staples	6.0%
Communication Services	4.1%
Utilities	3.8%
Energy	3.2%
Real Estate	1.6%
Other*	6.9%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

International Equity Index Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GIIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Index Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Investor Class/GIIZX)	$ 26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 2,078,240,375
Holdings Count | Holding	520
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,078,240,375
Total number of portfolio holdings	520
Portfolio turnover rate for the period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.2%
Industrials	17.8%
Information Technology	11.4%
Health Care	9.2%
Consumer Discretionary	7.8%
Materials	6.1%
Consumer Staples	6.0%
Communication Services	4.1%
Utilities	3.8%
Energy	3.2%
Real Estate	1.6%
Other*	6.9%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

International Equity Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GIEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Institutional Class/GIEYX)	$ 44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 1,321,216,039
Holdings Count | Holding	452
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,321,216,039
Total number of portfolio holdings	452
Portfolio turnover rate for the period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	22.5%
Industrials	19.5%
Information Technology	16.3%
Consumer Discretionary	7.9%
Health Care	7.3%
Consumer Staples	4.4%
Materials	3.8%
Communication Services	3.1%
Energy	3.0%
Utilities	2.1%
Real Estate	0.8%
Other*	6.6%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

International Equity Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	INVESTOR
Trading Symbol	GIEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Investor Class/GIEZX)	$ 58	1.12%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
Net Assets	$ 1,321,216,039
Holdings Count | Holding	452
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,321,216,039
Total number of portfolio holdings	452
Portfolio turnover rate for the period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	22.5%
Industrials	19.5%
Information Technology	16.3%
Consumer Discretionary	7.9%
Health Care	7.3%
Consumer Staples	4.4%
Materials	3.8%
Communication Services	3.1%
Energy	3.0%
Utilities	2.1%
Real Estate	0.8%
Other*	6.6%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Emerging Markets Equity Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Emerging Markets Equity Fund (Institutional Class/GEMYX)	$ 59	1.04%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 59	[1]
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 1,297,526,730
Holdings Count | Holding	446
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,297,526,730
Total number of portfolio holdings	446
Portfolio turnover rate for the period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	42.1%
Financials	16.0%
Consumer Discretionary	7.8%
Industrials	7.4%
Communication Services	4.9%
Materials	4.7%
Consumer Staples	2.8%
Energy	2.7%
Health Care	1.5%
Real Estate	1.5%
Utilities	0.6%
Other*	4.9%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Emerging Markets Equity Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	INVESTOR
Trading Symbol	GEMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Emerging Markets Equity Fund (Investor Class/GEMZX)	$ 74	1.30%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 74	[1]
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 1,297,526,730
Holdings Count | Holding	446
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,297,526,730
Total number of portfolio holdings	446
Portfolio turnover rate for the period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	42.1%
Financials	16.0%
Consumer Discretionary	7.8%
Industrials	7.4%
Communication Services	4.9%
Materials	4.7%
Consumer Staples	2.8%
Energy	2.7%
Health Care	1.5%
Real Estate	1.5%
Utilities	0.6%
Other*	4.9%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain der
iva
tives and/or categories rounding to less than 1%.

Global Real Estate Securities Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	INSTITUTIONAL
Trading Symbol	GREYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Institutional Class/GREYX)	$ 45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 347,047,918
Holdings Count | Holding	165
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 347,047,918
Total number of portfolio holdings	165
Portfolio turnover rate for the period	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net ass et
s of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	96.3%
Health Care	1.0%
Information Technology	0.3%
Consumer Discretionary	0.1%
Industrials	0.1%
Other*	8.0%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Global Real Estate Securities Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	INVESTOR
Trading Symbol	GREZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Investor Class/GREZX)	$ 61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Net Assets	$ 347,047,918
Holdings Count | Holding	165
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 347,047,918
Total number of portfolio holdings	165
Portfolio turnover rate for the period	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fu
nd.
INDUSTRY SECTOR ALLOCATION
Real Estate	96.3%
Health Care	1.0%
Information Technology	0.3%
Consumer Discretionary	0.1%
Industrials	0.1%
Other*	8.0%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Strategic Alternatives Fund - INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Strategic Alternatives Fund
Class Name	INSTITUTIONAL
Trading Symbol	GFSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Strategic Alternatives Fund (Institutional Class/GFSYX)	$ 69	1.39%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 69	[1]
Expense Ratio, Percent	1.39%	[1]
Net Assets	$ 287,886,317
Holdings Count | Holding	691
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 287,886,317
Total number of portfolio holdings	691
Portfolio turnover rate for the period	185%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Strategic Alternatives Fund - INVESTOR
Shareholder Report [Line Items]
Fund Name	Strategic Alternatives Fund
Class Name	INVESTOR
Trading Symbol	GFSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Strategic Alternatives Fund (Investor Class/GFSZX)	$ 82	1.64%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 82	[1]
Expense Ratio, Percent	1.64%	[1]
Net Assets	$ 287,886,317
Holdings Count | Holding	691
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 287,886,317
Total number of portfolio holdings	691
Portfolio turnover rate for the period	185%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

[1]	Reflects applicable expense reimbursements and fee waivers.